Prepaid Expenses and Other Current Assets, Net (Tables)	9 Months Ended
Sep. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net	Prepayments and other current assets, net consisted of the following:
	December 31,	September 30,
	2023	2024

Advances to suppliers	$58,814	$69,295
Value-added tax (“VAT”) receivables	2,985	2,585
Prepaid financing expense(1)	1,442	987
Others	894	1,881
Prepaid expenses and other current assets	64,135	74,748
Allowance for credit losses	(172)	(174)
Prepaid expenses and other current assets, net	$63,963	$74,574
(1)	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 10).

Schedule of Allowance for Credit Losses	The movement of allowance for credit losses for the nine months ended September 30, 2023 and 2024 were as following:
	For the nine months ended September 30,
	2023	2024
Balance at the beginning of the period	$177	$172
Foreign currency translation	(10)	2
Balance at the end of the period	$167	$174